Document And Entity Information	Jan. 02, 2024
Document Information [Line Items]
Entity, Registrant Name	REKOR SYSTEMS, INC.
Document, Type	8-K/A
Document, Period End Date	Jan. 02, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38338
Entity, Tax Identification Number	81-5266334
Entity, Address, Address Line One	6721 Columbia Gateway Drive , Suite 400
Entity, Address, City or Town	Columbia
Entity, Address, State or Province	MD
Entity, Address, Postal Zip Code	21046
City Area Code	410
Local Phone Number	762-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	REKR
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 02-14-24
Amendment Flag	true
Entity, Central Index Key	0001697851